Other Payables And Accruals	12 Months Ended
Dec. 31, 2022
Accrued Expenses And Other Liabilities [Abstract]
Other Payables And Accruals
22.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2021	2022
	HK$	HK$
Accruals and other payables	91,594,587	114,718,709
Contract liabilities (note)	630,962	17,077,186

	92,225,549	131,795,895

Note:
Contract liabilities as at December 31, 2021 include upfront fees received to deliver capital market solutions services. As at December 31, 2022, contract liabilities included upfront fees received to deliver digital solution
s
services.

As at January 1, 2021, contract liabilities amounted to HK$47,270,998. For the year ended December 31, 2022, revenue of HK$630,962 recognized was included in the contract liabilities balance at the beginning of the year (2021: HK$46,640,036).